Note 7 - Other Assets (Tables)	12 Months Ended
Dec. 31, 2012
Schedule of Other Assets [Table Text Block]
(Dollar amounts in thousands)	2012	2011

FHLB stock	$1,887	$1,887
Accrued interest on investment securities	1,032	1,185
Accrued interest on loans	1,132	1,049
Deferred tax asset, net	181	621
Prepaid federal deposit insurance	513	977
Other Real Estate Owned	1,846	2,196
Other	1,460	2,128

Total	$8,051	$10,043